SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jan. 05, 2025	Jan. 02, 2025	Dec. 01, 2024	Jan. 03, 2025	Dec. 13, 2024	Mar. 29, 2024
Subsequent Event [Line Items]
Debt instrument periodic payment in cash			$ 25,000
Four Non Employee Directors [Member]
Subsequent Event [Line Items]
Share price					$ 9.50
Common Class A [Member]
Subsequent Event [Line Items]
Share price						$ 0.025
Subsequent Event [Member] | Two Individuals [Member]
Subsequent Event [Line Items]
Share price				$ 2.51
Subsequent Event [Member] | Common Class A [Member] | Four Non Employee Directors [Member]
Subsequent Event [Line Items]
Shares issued	2,632
Subsequent Event [Member] | Common Class A [Member] | Two Individuals [Member]
Subsequent Event [Line Items]
Shares issued for services	11,000
Director Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period value share based compensation		$ 100,000
Debt instrument periodic payment in cash		$ 25,000